Document and Entity Information	Feb. 10, 2023
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001745317
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Feb. 10, 2023
Entity Registrant Name	VELODYNE LIDAR, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38703
Entity Tax Identification Number	83-1138508
Entity Address, Address Line One	5521 Hellyer Avenue
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95138
City Area Code	(669)
Local Phone Number	275-2251
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock 0.0001 Par Value 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, $0.0001 par value
Trading Symbol	VLDR
Security Exchange Name	NASDAQ
Warrants Each Exercisable For Three Quarters Of One Share Of Common Stock 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each exercisable for three-quarters of one share of common stock
Trading Symbol	VLDRW
Security Exchange Name	NASDAQ